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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/13/08
 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH A SCHEDULE 13D
                             HAS SINCE BEEN FILED.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      191 NORTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         ------------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         ------------------------------------------
Phone:   312-265-9600
         ------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Murphy              Chicago, Illinois     3/20/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                        --------------------

Form 13F Information Table Entry Total:        2
                                        --------------------

Form 13F Information Table Value Total: $  5,609
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------


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                                                       13F INFORMATION TABLE
                                                            12/31/2007

      COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
       NAME OF            TITLE OF              VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        Voting Authority
       ISSUER              CLASS     CUSIP     (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE   SHARED   NONE
HOME DIAGNOSTICS INC DEL  COM       437080104      5,046   617,607   SH          SHARED-OTHER      1,2             617,607
TESSCO TECHNOLOGIES INC   COM       872386107        563    31,150   SH          SHARED-OTHER      1,2              31,150
  TOTAL                                            5,609   648,757                                                 648,757